CHOU AMERICA MUTUAL FUNDS (THE "TRUST")

SUPPLEMENT DATED FEBRUARY 18, 2016
TO THE PROSPECTUS DATED MAY 1, 2015
AS SUPPLEMENTED SEPTEMBER 25, 2015

The last paragraph in the sub-section titled “The Adviser”, on page 25 of the Prospectus, is deleted in its entirety and replaced with the following two paragraphs:

Chou has voluntarily decided to waive its entire advisory fee on the Opportunity Fund beginning on January 1, 2016. Chou can unilaterally decide to terminate this voluntary waiver at any time. In addition, on February 18, 2016 Chou made a voluntary capital contribution to the Opportunity Fund in the amount of $918,468, which approximates the advisory fees retained by Chou with respect the Opportunity Fund during the previous fiscal year. This voluntary contribution was a gesture of goodwill by Chou to the Opportunity Fund in recognition of the fund’s underperformance in the prior year relative to its performance in earlier years. Chou is under no obligation to make a voluntary waiver, a voluntary fee reimbursement, or a voluntary capital contribution to either of the Funds in the future for any reason.

Chou decided to implement both the voluntary waiver in, and the voluntary capital contribution to, the Opportunity Fund subsequent to, and independent of, the decision of the Board to renew the Investment Advisory Agreement between Chou and the Trust on behalf of the Funds. A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement with Chou is available in the Funds’ annual report for the year ended December 31, 2015.

For more information, please contact the Fund at (877) 682-6352 (toll free).

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHOU AMERICA MUTUAL FUNDS (THE "TRUST")

SUPPLEMENT DATED FEBRUARY 18, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”) DATED MAY 1, 2015
AS SUPPLEMENTED JUNE 5, 2015, JULY 6, 2015 AND SEPTEMBER 25, 2015

After the first paragraph in the section entitled “4. Fees”, on page 33 of the SAI, the following two paragraphs shall be inserted:

Chou has voluntarily decided to waive its entire advisory fee on the Opportunity Fund beginning on January 1, 2016. Chou can unilaterally decide to terminate this voluntary waiver at any time. In addition, on February 18, 2016 Chou made a voluntary capital contribution to the Opportunity Fund in the amount of $918,468, which approximates the advisory fees retained by Chou with respect the Opportunity Fund during the previous fiscal year. This voluntary contribution was a gesture of goodwill by Chou to the Opportunity Fund in recognition of the fund’s underperformance in the prior year relative to its performance in earlier years. Chou is under no obligation to make a voluntary waiver, a voluntary fee reimbursement, or a voluntary capital contribution to either of the Funds in the future for any reason.

Chou decided to implement both the voluntary waiver in, and the voluntary capital contribution to, the Opportunity Fund subsequent to, and independent of, the decision of the Board to renew the Investment Advisory Agreement between Chou and the Trust on behalf of the Funds. A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement with Chou is available in the Funds’ annual report for the year ended December 31, 2015.

For more information, please contact the Fund at (877) 682-6352 (toll free).

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.